Finance income - Summary Of Finance Income (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Text Block [Abstract]
Interest income	€ 5,179	€ 6,661		€ 4,236
Other finance income	118	1,856		98
Total	€ 5,297	€ 8,517	[1]	€ 4,334	[1]

[1]	Certain amounts have been reclassified to conform to current year presentation as described in note 1.2.